Net Contributions (Withdrawals) by Contract Owners	12 Months Ended
Dec. 31, 2018
Net Contributions Withdrawals By Contract Owners [Abstract]
Net Contributions (Withdrawals) by Contract Owners
Net Contributions (Withdrawals) by Contract Owners
Net contributions (withdrawals) by contract owners(1) for the Real Property Account by product for the years ended December 31, 2018, 2017 and 2016 were as follows:

December 31, 2018	VAL	VLI	SPVA	SPVL	TOTAL
Contract owner net payments	$198,409	$28,735	$—	$—	$227,144
Policy loans	(77,237)	(9,334)	—	—	(86,571)
Policy loan repayments and interest	102,532	22,839	—	—	125,371
Surrenders, withdrawals and death benefits	(250,123)	(74,487)	—	—	(324,610)
Net transfers from/(to) other subaccounts or fixed rate option	(85,925)	(46,787)	—	—	(132,712)
Miscellaneous transactions	(253)	(106)	—	—	(359)
Administrative and other charges	(151,478)	(30,941)	—	(736)	(183,155)
	$(264,075)	$(110,081)	$—	$(736)	$(374,892)

December 31, 2017	VAL	VLI	SPVA	SPVL	TOTAL
Contract owner net payments	$192,889	$30,893	$—	$—	$223,782
Policy loans	(82,142)	(12,077)	—	—	(94,219)
Policy loan repayments and interest	123,690	13,977	—	—	137,667
Surrenders, withdrawals and death benefits	(347,758)	(80,421)	(44,533)	—	(472,712)
Net transfers from/(to) other subaccounts or fixed rate option	(90,444)	9,472	—	—	(80,972)
Miscellaneous transactions	(327)	(113)	—	—	(440)
Administrative and other charges	(157,031)	(32,658)	—	(515)	(190,204)
	$(361,123)	$(70,927)	$(44,533)	$(515)	$(477,098)

December 31, 2016	VAL	VLI	SPVA	SPVL	TOTAL
Contract owner net payments	$202,513	$32,228	$—	$—	$234,741
Policy loans	(146,138)	(11,265)	—	—	(157,403)
Policy loan repayments and interest	199,916	22,762	—	—	222,678
Surrenders, withdrawals and death benefits	(325,841)	(74,749)	—	—	(400,590)
Net transfers from/(to) other subaccounts or fixed rate option	(38,250)	8,092	—	—	(30,158)
Miscellaneous transactions	429	495	—	—	924
Administrative and other charges	(165,657)	(34,577)	—	(187)	(200,421)
	$(273,028)	$(57,014)	$—	$(187)	$(330,229)

(1) Certain prior period contract owner transaction amounts have been reclassified to conform to the current period’s presentation.